SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of completed year of service	21 years
Number of completed age of employee	1 year
Additional shares under new ESOP plan	187,000
New loan amount	$ 1,500,000
Repayment of loan	1,300,000	1,400,000
Expense related to the ESOP	111,000	380,000	381,000
Fair value of the unearned ESOP	2,300,000	1,700,000
Number of shares nonvested	406,868	11,562	17,317
Non-vested weighted average grant date fair value	$ 1.58	$ 3.24	$ 3.29
Number of shares granted	400,000
Cash deposit with other institutions	39,600,000
Unallocated shares held by the ESOP	158,950	168,300	208,251
Management Recognition Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares awarded board of directors, management and certain employees				166,608
Vesting period of options granted	5 years
Expense recognized under the MRP	$ 25,000	$ 37,000	$ 36,000
Shares were awarded under the Corporation's MRP			2,550
Weighted average grant price			$ 8.30
Number of shares vested	2,210
Average vesting price	$ 11.63
Number of shares nonvested	3,274	5,643
Non-vested weighted average grant date fair value	$ 9.38	$ 9.44
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	187,000